Voyage Expenses and Vessel Operating Expenses - Vessel Operating Expenses (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Voyage Expenses And Vessel Operating Expenses [Abstract]
Crew wages and related costs	$ 30,874,618	$ 36,628,082	$ 37,345,800
Insurance	2,162,523	2,068,485	2,016,647
Repairs and maintenance	5,677,033	7,359,816	6,424,557
Spares and consumable stores	7,783,902	8,907,211	8,508,276
Miscellaneous expenses	3,088,018	5,471,184	5,124,154
Total	$ 49,586,094	$ 60,434,778	$ 59,419,434